Prepayments, Other Receivables and Other Current Assets (Details) - Schedule of Prepayments, Other Receivables and Other Current Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Prepayments, Other Receivables and Other Current Assets [Abstract]
Prepayments	$ 552,458	$ 843,249
Deposits	238,481	47,057
Other receivables	48,615	37,681
VAT receivables	162,140
Prepayments, other receivables and other current assets	$ 1,001,694	$ 927,987